Debt - Schedule of Maturities of Debt (Details) $ in Millions	Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
2026	$ 0.0
2027	50.9
2028	146.0
2029	101.8
2030	101.8
2031	101.8
Thereafter	2,026.9
Total	$ 2,529.2